LEASES - Summary of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Abstract]
Current	$ 47,852	$ 37,681
Non-current	70,884	97,457
TOTAL	$ 118,736	$ 135,138	$ 134,485